Fair value measurements (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities measured at fair value on recurring basis
The following tables present our financial assets and liabilities that we measured at fair value on a recurring basis by level within the fair value hierarchy as of June 30, 2026 and December 31, 2025:

	June 30, 2026
	Total	Level 1	Level 2	Level 3
Assets
Derivative assets	$32,340	$—	$32,340	$—
Investments, at fair value	8,841	8,841	—	—

Liabilities
Derivative liabilities	$13,846	$—	$13,846	$—

	December 31, 2025
	Total	Level 1	Level 2	Level 3
Assets
Derivative assets	$12,247	$—	$12,247	$—
Investments, at fair value	49,218	12,996	—	36,222

Liabilities
Derivative liabilities	$72,727	$—	$72,727	$—

Schedule of carrying amounts and fair values of most significant financial instruments	The carrying amounts and fair values of our most significant financial instruments as of June 30, 2026 and December 31, 2025 were as follows:

	June 30, 2026
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,686,367		$1,686,367	$1,686,367	$—	$—
Restricted cash	113,052		113,052	113,052	—	—
Loans receivable	530,357		559,447	—	—	559,447
Notes receivable	91,017		83,753	—	—	83,753
Derivative assets	32,340		32,340	—	32,340	—
Investments, at fair value	8,841		8,841	8,841	—	—
	$2,461,974		$2,483,800	$1,808,260	$32,340	$643,200
Liabilities
Debt	$43,011,064	(a)	$41,893,130	$—	$41,893,130	$—
Derivative liabilities	13,846		13,846	—	13,846	—
	$43,024,910		$41,906,976	$—	$41,906,976	$—

(a)Excludes debt issuance costs, debt discounts and debt premium.

	December 31, 2025
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,379,180		$1,379,180	$1,379,180	$—	$—
Restricted cash	100,564		100,564	100,564	—	—
Loans receivable	513,689		544,440	—	—	544,440
Notes receivable	86,846		79,637	—	—	79,637
Investments, at fair value	49,218		49,218	12,996	—	36,222
Derivative assets	12,247		12,247	—	12,247	—
	$2,141,744		$2,165,286	$1,492,740	$12,247	$660,299
Liabilities
Debt	$43,806,304	(a)	$43,045,384	$—	$43,045,384	$—
Derivative liabilities	72,727		72,727	—	72,727	—
	$43,879,031		$43,118,111	$—	$43,118,111	$—

(a)Excludes debt issuance costs, debt discounts and debt premium.